Convertible Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Loan [Abstract]
Schedule of Fair Values	The following is a roll forward of the fair values:
Year ended December 31 2022
Fair value at the beginning of the year	$4,905
Change in fair value reported in statement of comprehensive loss	1,648
Conversion to the Company’s common stock	(6,553)
Fair value at the end of the period	$—
The following is a roll forward of the fair values:
	Year ended December 31
	2022	2021
Fair value at the beginning of the year	$4,905	3,563
Change in fair value reported in statement of comprehensive loss	1,648	1,342
Conversion to the Company’s common stock	(6,553)	—
Fair value at the end of the period	$—	4,905